Related parties (Details) - USD ($)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	Jan. 31, 2022	Jan. 31, 2019	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related parties
Revenue		$ 2,000,000.0	$ 0		$ 2,000,000	$ 2,000,000		$ 0
Investor | Ascletis
Related parties
Amount received as reimbursement						0	$ 28,100	$ 60,000	$ 100,000
Maximum eligible development and commercial milestone payments				$ 122,000,000.0
Amount paid						$ 0	$ 4,000.0
Development milestone payment trigger	$ 1,700,000		2,000,000.0
Development Milestone Payment Amount Triggered, Net of Taxes	$ 2,000,000.0		$ 2,000,000.0
Revenue		$ 2,000,000.0